Income Taxes (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Section 743 carryforward	$ 37,657
Deferred compensation accrual	2,416
Leasehold improvement reimbursements	3,264
Inventory	2,126
Other	1,178
Total deferred income tax assets	46,641
Deferred income tax liabilities:
Stock-based compensation	824
Depreciation	15,588
Total deferred income tax liabilities	16,412
Net deferred income tax assets	30,229
Net deferred income tax assets recorded on the balance sheet:
Current	9,364
Long-term	$ 20,865